Loans and Related Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans Outstanding
Table 5.1 presents total loans outstanding by portfolio segment and class of financing receivable. Loans are reported at their outstanding principal balances net of any unearned income, cumulative charge-offs, unamortized deferred fees and costs on originated loans, and unamortized premiums or discounts on purchased loans. These amounts were less than 1% of our total loans outstanding at both December 31, 2024 and 2023.
Outstanding balances exclude accrued interest receivable on loans, except for certain revolving loans, such as credit card loans.
See Note 7 (Intangible Assets and Other Assets) for additional information on accrued interest receivable. Amounts considered to be uncollectible are reversed through interest income. During 2024, we reversed accrued interest receivable of $41 million for our commercial portfolio segment and $401 million for our consumer portfolio segment, compared with $39 million and $275 million, respectively, for 2023.
Table 5.1: Loans Outstanding

(in millions)	Dec 31, 2024	Dec 31, 2023
Commercial and industrial	$381,241	380,388
Commercial real estate	136,505	150,616
Lease financing	16,413	16,423
Total commercial	534,159	547,427
Residential mortgage	250,269	260,724
Credit card	56,542	52,230
Auto	42,367	47,762
Other consumer (1)	29,408	28,539
Total consumer	378,586	389,255
Total loans	$912,745	936,682
(1)Includes $21.4 billion and $18.3 billion at December 31, 2024 and 2023, respectively, of securities-based loans originated by the Wealth and Investment Management (WIM) operating segment.
Our non-U.S. loans are reported by respective class of financing receivable in the table above. Substantially all of our non-U.S. loan portfolio is commercial loans. Table 5.2 presents total non-U.S. commercial loans outstanding by class of financing receivable.

Table 5.2: Non-U.S. Commercial Loans Outstanding

(in millions)	Dec 31, 2024	Dec 31, 2023
Commercial and industrial	$62,038	72,215
Commercial real estate	5,123	6,916
Lease financing	598	697
Total non-U.S. commercial loans	$67,759	79,828

Loan Purchases, Sales, and Transfers
Table 5.3 presents the proceeds paid or received for purchases and sales of loans and transfers from loans held for investment to mortgages/loans held for sale. The table excludes loans for which we have elected the fair value option and government insured/guaranteed loans because their loan activity normally does not impact the ACL.
Table 5.3: Loan Purchases, Sales, and Transfers

				Year ended December 31,
	2024			2023
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Purchases	$839	4	843	1,340	306	1,646
Sales and net transfers (to)/from LHFS	(2,662)	(194)	(2,856)	(3,313)	(917)	(4,230)

Unfunded Credit Commitments
The contractual amount of our unfunded credit commitments, including unissued letters of credit, is summarized in Table 5.4. The table is presented net of commitments syndicated to others, including the fronting arrangements described above, and excludes issued letters of credit and discretionary amounts where our approval or consent is required prior to any loan funding or commitment increase.
Table 5.4: Unfunded Credit Commitments

(in millions)	Dec 31, 2024	Dec 31, 2023
Commercial and industrial	$401,947	388,043
Commercial real estate	12,505	20,851
Total commercial	414,452	408,894
Residential mortgage (1)	23,872	29,754
Credit card	163,256	156,012
Other consumer	7,985	8,847
Total consumer	195,113	194,613
Total unfunded credit commitments	$609,565	603,507
(1)Includes lines of credit totaling $22.5 billion and $28.6 billion as of December 31, 2024 and 2023, respectively.

Allowance for Credit Losses for Loans
Table 5.5 presents the ACL for loans, which consists of the allowance for loan losses and the allowance for unfunded credit commitments. Total net loan charge-offs increased $1.3 billion from December 31, 2023, reflecting higher losses in our credit card portfolio driven by higher loan balances and higher losses in our commercial real estate portfolio driven by the office property type. The ACL for loans decreased $452 million from December 31, 2023, reflecting decreases across most loan portfolios, partially offset by increases for credit card loans.
Table 5.5: Allowance for Credit Losses for Loans

	Year ended December 31,
($ in millions)	2024	2023
Balance, beginning of period	$15,088	13,609
Cumulative effect from change in accounting policy (1)	—	(429)
Balance, beginning of period, adjusted	15,088	13,180
Provision for credit losses	4,330	5,385
Loan charge-offs:
Commercial and industrial	(729)	(510)
Commercial real estate	(945)	(593)
Lease financing	(52)	(31)
Total commercial	(1,726)	(1,134)
Residential mortgage	(64)	(136)
Credit card	(2,842)	(2,009)
Auto	(652)	(832)
Other consumer	(560)	(485)
Total consumer	(4,118)	(3,462)
Total loan charge-offs	(5,844)	(4,596)
Loan recoveries:
Commercial and industrial	132	165
Commercial real estate	42	27
Lease financing	17	19
Total commercial	191	211
Residential mortgage	133	160
Credit card	387	329
Auto	296	354
Other consumer	65	72
Total consumer	881	915
Total loan recoveries	1,072	1,126
Net loan charge-offs	(4,772)	(3,470)
Other	(10)	(7)
Balance, end of period	$14,636	15,088
Components:
Allowance for loan losses	$14,183	14,606
Allowance for unfunded credit commitments	453	482
Allowance for credit losses	$14,636	15,088
Net loan charge-offs as a percentage of average total loans	0.52%	0.37
Allowance for loan losses as a percentage of total loans	1.55	1.56
Allowance for credit losses for loans as a percentage of total loans	1.60	1.61
(1)Represents the change in our allowance for credit losses for loans as a result of our adoption of ASU 2022–02, Financial Instruments – Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures, on January 1, 2023. For additional information, see Note 1 (Summary of Significant Accounting Policies) to Financial Statements in this Report.

Allowance for Credit Losses for Loans Activity by Portfolio Segment
Table 5.6 summarizes the activity in the ACL by our commercial and consumer portfolio segments.
Table 5.6: Allowance for Credit Losses for Loans Activity by Portfolio Segment

	Year ended December 31,
	2024			2023
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Balance, beginning of period	$8,412	6,676	15,088	6,956	6,653	13,609
Cumulative effect from change in accounting policy (1)	—	—	—	27	(456)	(429)
Balance, beginning of period, adjusted	8,412	6,676	15,088	6,983	6,197	13,180
Provision for credit losses	1,079	3,251	4,330	2,365	3,020	5,385
Loan charge-offs	(1,726)	(4,118)	(5,844)	(1,134)	(3,462)	(4,596)
Loan recoveries	191	881	1,072	211	915	1,126
Net loan charge-offs	(1,535)	(3,237)	(4,772)	(923)	(2,547)	(3,470)
Other	(10)	—	(10)	(13)	6	(7)
Balance, end of period	$7,946	6,690	14,636	8,412	6,676	15,088
(1)Represents the change in our allowance for credit losses for loans as a result of our adoption of ASU 2022–02, Financial Instruments – Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures, on January 1, 2023. For additional information, see Note 1 (Summary of Significant Accounting Policies) to Financial Statements in this Report.

Commercial Loan Categories by Risk Categories and Vintage
Table 5.7 provides the outstanding balances of our commercial loan portfolio by risk category and credit quality information by origination year for term loans. Revolving loans may convert to term loans as a result of a contractual provision in the original loan agreement or if modified for a borrower experiencing financial difficulty. At December 31, 2024, we had $498.4 billion and $35.7 billion of pass and criticized commercial loans, respectively. Gross charge-offs by loan class are included in the following table for the years ended December 31, 2024 and 2023, which we monitor as part of our credit risk management practices; however, charge-offs are not a primary credit quality indicator for our loan portfolio.
Table 5.7: Commercial Loan Categories by Risk Categories and Vintage

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
(in millions)	2024	2023	2022	2021	2020	Prior
December 31, 2024
Commercial and industrial
Pass	$46,670	23,891	23,142	13,883	4,963	10,892	241,365	1,247	366,053
Criticized	909	899	1,644	803	139	774	9,990	30	15,188
Total commercial and industrial	47,579	24,790	24,786	14,686	5,102	11,666	251,355	1,277	381,241
Gross charge-offs (1)	79	107	26	39	8	7	463	—	729
Commercial real estate
Pass	22,021	11,432	25,314	21,096	8,193	23,121	5,872	179	117,228
Criticized	3,396	1,847	5,427	4,240	1,478	2,616	273	—	19,277
Total commercial real estate	25,417	13,279	30,741	25,336	9,671	25,737	6,145	179	136,505
Gross charge-offs	81	78	124	158	145	359	—	—	945
Lease financing
Pass	4,516	4,628	2,681	1,457	573	1,290	—	—	15,145
Criticized	391	382	250	103	66	76	—	—	1,268
Total lease financing	4,907	5,010	2,931	1,560	639	1,366	—	—	16,413
Gross charge-offs	3	17	14	10	5	3	—	—	52
Total commercial loans	$77,903	43,079	58,458	41,582	15,412	38,769	257,500	1,456	534,159
	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
	2023	2022	2021	2020	2019	Prior
December 31, 2023
Commercial and industrial
Pass	$40,966	38,756	21,702	7,252	10,024	8,342	239,456	348	366,846
Criticized	892	1,594	1,237	160	204	480	8,975	—	13,542
Total commercial and industrial	41,858	40,350	22,939	7,412	10,228	8,822	248,431	348	380,388
Gross charge-offs (1)	102	22	53	11	8	7	307	—	510
Commercial real estate
Pass	18,181	33,557	30,629	12,001	11,532	19,686	6,537	163	132,286
Criticized	2,572	4,091	4,597	1,822	2,748	2,141	359	—	18,330
Total commercial real estate	20,753	37,648	35,226	13,823	14,280	21,827	6,896	163	150,616
Gross charge-offs	20	107	32	134	197	103	—	—	593
Lease financing
Pass	5,593	3,846	2,400	1,182	798	1,518	—	—	15,337
Criticized	345	292	182	98	84	85	—	—	1,086
Total lease financing	5,938	4,138	2,582	1,280	882	1,603	—	—	16,423
Gross charge-offs	3	8	8	5	4	3	—	—	31
Total commercial loans	$68,549	82,136	60,747	22,515	25,390	32,252	255,327	511	547,427
(1) Includes charge-offs on overdrafts, which are generally charged-off at 60 days past due.
Commercial Loan Categories by Delinquency Status
Table 5.8 provides days past due (DPD) information for commercial loans, which we monitor as part of our credit risk management practices; however, delinquency is not a primary credit quality indicator for commercial loans.
Table 5.8: Commercial Loan Categories by Delinquency Status

	Still accruing			Nonaccrual loans	Total commercial loans
(in millions)	Current-29 DPD	30-89 DPD	90+ DPD
December 31, 2024
Commercial and industrial	$379,147	794	537	763	381,241
Commercial real estate	131,794	472	468	3,771	136,505
Lease financing	16,156	173	—	84	16,413
Total commercial loans	$527,097	1,439	1,005	4,618	534,159
December 31, 2023
Commercial and industrial	$379,099	584	43	662	380,388
Commercial real estate	145,721	562	145	4,188	150,616
Lease financing	16,177	182	—	64	16,423
Total commercial loans	$540,997	1,328	188	4,914	547,427

Credit Quality Indicators for Residential Mortgage Loans by Vintage
Table 5.9 provides the outstanding balances of our residential mortgage loans by our primary credit quality indicators.
Table 5.9: Credit Quality Indicators for Residential Mortgage Loans by Vintage

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2024	2023	2022	2021	2020	Prior			Total
December 31, 2024
By delinquency status:
Current-29 DPD	$10,780	11,611	43,482	59,206	32,964	71,302	5,910	6,319	241,574
30-89 DPD	19	15	69	55	22	636	27	142	985
90+ DPD	—	8	43	23	10	338	19	172	613
Government insured/guaranteed loans (1)	2	10	17	41	94	6,933	—	—	7,097
Total	$10,801	11,644	43,611	59,325	33,090	79,209	5,956	6,633	250,269
By updated FICO:
740+	$10,231	10,931	40,431	55,880	31,150	61,856	4,671	3,917	219,067
700-739	411	448	1,978	2,208	1,165	4,601	635	882	12,328
660-699	93	151	756	775	411	2,196	314	533	5,229
620-659	27	52	196	172	101	944	103	287	1,882
<620	2	15	139	130	56	1,209	133	449	2,133
No FICO available	35	37	94	119	113	1,470	100	565	2,533
Government insured/guaranteed loans (1)	2	10	17	41	94	6,933	—	—	7,097
Total	$10,801	11,644	43,611	59,325	33,090	79,209	5,956	6,633	250,269
By updated LTV:
0-80%	$10,360	11,089	40,341	58,434	32,727	71,821	5,874	6,521	237,167
80.01-100%	398	482	3,088	758	193	259	61	72	5,311
>100% (2)	9	38	121	53	20	49	10	17	317
No LTV available	32	25	44	39	56	147	11	23	377
Government insured/guaranteed loans (1)	2	10	17	41	94	6,933	—	—	7,097
Total	$10,801	11,644	43,611	59,325	33,090	79,209	5,956	6,633	250,269
Gross charge-offs	$—	—	—	1	2	27	2	32	64
	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
(in millions)	2023	2022	2021	2020	2019	Prior
December 31, 2023
By delinquency status:
Current-29 DPD	$13,192	46,065	62,529	35,124	19,364	60,391	8,044	6,735	251,444
30-89 DPD	6	70	58	28	30	724	41	151	1,108
90+ DPD	—	18	12	8	14	327	24	201	604
Government insured/guaranteed loans (1)	5	15	39	97	112	7,300	—	—	7,568
Total	$13,203	46,168	62,638	35,257	19,520	68,742	8,109	7,087	260,724
By updated FICO:
740+	$12,243	42,550	58,827	33,232	18,000	50,938	6,291	4,092	226,173
700-739	679	2,324	2,510	1,219	888	4,478	883	979	13,960
660-699	185	843	861	422	310	2,261	417	601	5,900
620-659	45	227	179	110	66	978	150	322	2,077
<620	11	122	100	64	46	1,245	174	464	2,226
No FICO available	35	87	122	113	98	1,542	194	629	2,820
Government insured/guaranteed loans (1)	5	15	39	97	112	7,300	—	—	7,568
Total	$13,203	46,168	62,638	35,257	19,520	68,742	8,109	7,087	260,724
By updated LTV:
0-80%	$12,434	39,624	61,421	34,833	19,123	61,043	7,903	6,923	243,304
80.01-100%	687	6,286	1,065	232	203	207	103	114	8,897
>100% (2)	51	193	57	33	31	38	21	24	448
No LTV available	26	50	56	62	51	154	82	26	507
Government insured/guaranteed loans (1)	5	15	39	97	112	7,300	—	—	7,568
Total	$13,203	46,168	62,638	35,257	19,520	68,742	8,109	7,087	260,724
Gross charge-offs	$—	1	—	—	2	63	4	66	136
(1)Represents residential mortgage loans whose repayments are insured or guaranteed by U.S. government agencies, such as the Federal Housing Administration (FHA) or the Department of Veterans Affairs (VA). Loans insured/guaranteed by U.S. government agencies and 90+ DPD totaled $2.8 billion and $2.6 billion at December 31, 2024 and 2023, respectively.
(2)Reflects total loan balances with LTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV.

Credit Quality Indicators for Credit Card Loans
Table 5.10 provides the outstanding balances of our credit card loan portfolio by primary credit quality indicators.
The revolving loans converted to term loans in the credit
card loan category represent credit card loans with modified terms that require payment over a specific term.

Table 5.10: Credit Quality Indicators for Credit Card Loans

	December 31, 2024			December 31, 2023
	Revolving loans	Revolving loans converted to term loans		Revolving loans	Revolving loans converted to term loans
(in millions)			Total			Total
By delinquency status:
Current-29 DPD	$54,389	535	54,924	50,428	350	50,778
30-89 DPD	699	67	766	660	49	709
90+ DPD	815	37	852	717	26	743
Total	$55,903	639	56,542	51,805	425	52,230
By updated FICO:
740+	$21,784	28	21,812	19,153	21	19,174
700-739	12,359	74	12,433	11,727	51	11,778
660-699	11,093	132	11,225	10,592	84	10,676
620-659	5,356	117	5,473	5,273	76	5,349
<620	5,161	286	5,447	4,861	192	5,053
No FICO available	150	2	152	199	1	200
Total	$55,903	639	56,542	51,805	425	52,230
Gross charge-offs	$2,669	173	2,842	1,909	100	2,009

Credit Quality Indicators for Auto Loans by Vintage
Table 5.11 provides the outstanding balances of our Auto loan portfolio by primary credit quality indicators.
Table 5.11: Credit Quality Indicators for Auto Loans by Vintage

	Term loans by origination year
(in millions)	2024	2023	2022	2021	2020	Prior	Total
December 31, 2024
By delinquency status:
Current-29 DPD	$13,846	9,175	8,415	7,205	2,042	684	41,367
30-89 DPD	32	63	270	380	122	60	927
90+ DPD	2	5	25	31	7	3	73
Total	$13,880	9,243	8,710	7,616	2,171	747	42,367
By updated FICO:
740+	$8,758	6,197	4,358	3,199	841	249	23,602
700-739	2,483	1,307	1,188	1,020	307	101	6,406
660-699	1,689	864	1,028	930	280	95	4,886
620-659	623	401	667	661	198	72	2,622
<620	319	455	1,450	1,775	529	223	4,751
No FICO available	8	19	19	31	16	7	100
Total	$13,880	9,243	8,710	7,616	2,171	747	42,367
Gross charge-offs	$10	48	246	270	55	23	652
	Term loans by origination year
(in millions)	2023	2022	2021	2020	2019	Prior	Total
December 31, 2023
By delinquency status:
Current-29 DPD	$14,022	13,052	12,376	4,335	2,161	448	46,394
30-89 DPD	43	328	545	195	106	40	1,257
90+ DPD	4	34	49	14	7	3	111
Total	$14,069	13,414	12,970	4,544	2,274	491	47,762
By updated FICO:
740+	$9,460	6,637	5,487	1,853	963	176	24,576
700-739	2,232	1,969	1,861	701	347	68	7,178
660-699	1,405	1,745	1,729	623	295	61	5,858
620-659	572	1,162	1,228	425	195	46	3,628
<620	388	1,876	2,621	915	452	130	6,382
No FICO available	12	25	44	27	22	10	140
Total	$14,069	13,414	12,970	4,544	2,274	491	47,762
Gross charge-offs	$15	265	392	99	52	9	832

Credit Quality Indicators for Other Consumer Loans by Vintage
Table 5.12 provides the outstanding balances of our Other consumer loans portfolio by primary credit quality indicators.
Table 5.12: Credit Quality Indicators for Other Consumer Loans by Vintage

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2024	2023	2022	2021	2020	Prior			Total
December 31, 2024
By delinquency status:
Current-29 DPD	$1,860	1,835	1,160	286	80	59	23,903	112	29,295
30-89 DPD	5	23	17	3	1	2	14	6	71
90+ DPD	2	9	7	2	—	1	13	8	42
Total	$1,867	1,867	1,184	291	81	62	23,930	126	29,408
By updated FICO:
740+	$1,360	868	452	119	48	26	961	41	3,875
700-739	280	368	207	50	14	10	433	17	1,379
660-699	110	304	201	44	6	8	335	17	1,025
620-659	24	114	93	29	3	5	127	11	406
<620	14	120	112	29	4	7	138	16	440
No FICO available (1)	79	93	119	20	6	6	21,936	24	22,283
Total	$1,867	1,867	1,184	291	81	62	23,930	126	29,408
Gross charge-offs (2)	$150	165	127	31	5	6	66	10	560
	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
(in millions)	2023	2022	2021	2020	2019	Prior
December 31, 2023
By delinquency status:
Current-29 DPD	$3,273	2,132	571	167	93	61	21,988	106	28,391
30-89 DPD	24	32	9	1	1	2	17	6	92
90+ DPD	9	14	3	1	—	1	15	13	56
Total	$3,306	2,178	583	169	94	64	22,020	125	28,539
By updated FICO:
740+	$1,911	926	265	85	36	28	1,152	27	4,430
700-739	642	409	107	27	14	10	507	16	1,732
660-699	403	365	93	16	11	8	395	16	1,307
620-659	129	166	45	6	6	5	147	11	515
<620	75	152	49	8	8	6	152	17	467
No FICO available (1)	146	160	24	27	19	7	19,667	38	20,088
Total	$3,306	2,178	583	169	94	64	22,020	125	28,539
Gross charge-offs (2)	$178	158	52	9	9	6	62	11	485
(1)Substantially all loans are revolving securities-based loans originated by the WIM operating segment and therefore do not require a FICO score.
(2)Includes charge-offs on overdrafts, which are generally charged-off at 60 days past due.
Nonaccrual Loans	Table 5.13 provides loans on nonaccrual status. Nonaccrual loans may have an ACL or a negative allowance for credit losses from expected recoveries of amounts previously written off.
Table 5.13: Nonaccrual Loans

	Outstanding balance				Recognized interest income
	Nonaccrual loans		Nonaccrual loans without related allowance for credit losses (1)		Year ended December 31,
(in millions)	Dec 31, 2024	Dec 31, 2023	Dec 31, 2024	Dec 31, 2023	2024	2023
Commercial and industrial	$763	662	2	149	29	17
Commercial real estate	3,771	4,188	41	107	25	29
Lease financing	84	64	17	10	—	—
Total commercial	4,618	4,914	60	266	54	46
Residential mortgage	2,991	3,192	1,887	2,047	177	192
Auto	89	115	—	—	14	18
Other consumer	32	35	—	—	4	4
Total consumer	3,112	3,342	1,887	2,047	195	214
Total nonaccrual loans	$7,730	8,256	1,947	2,313	249	260
(1)Nonaccrual loans may not have an allowance for credit losses if the loss expectations are zero given the related collateral value.

Loans 90 Days or More Past Due and Still Accruing
Table 5.14 shows loans 90 days or more past due and still accruing by class for loans not government insured/guaranteed.
Table 5.14: Loans 90 Days or More Past Due and Still Accruing

(in millions)	Dec 31, 2024	Dec 31, 2023
Total:	$4,802	3,751
Less: government insured/guaranteed loans (1)	2,801	2,646
Total, not government insured/guaranteed	$2,001	1,105
By segment and class, not government insured/guaranteed:
Commercial and industrial	$537	43
Commercial real estate	468	145
Total commercial	1,005	188
Residential mortgage	39	31
Credit card	852	743
Auto	71	101
Other consumer	34	42
Total consumer	996	917
Total, not government insured/guaranteed	$2,001	1,105
(1)Represents residential mortgage loans whose repayments are insured or guaranteed by U.S. government agencies, such as the FHA or the VA.

Commercial Loan Modifications and Financial Effects
Table 5.15 presents the outstanding balance of modified commercial loans and the related financial effects of these modifications. At the time of modification, we may require that the borrower provide additional economic support, such as partial repayment, additional collateral, or guarantees.
Table 5.15: Commercial Loan Modifications and Financial Effects

	Year ended December 31,
($ in millions)	2024	2023
Commercial and industrial modifications:
Term extension	$503	286
All other modifications and combinations	152	144
Total commercial and industrial modifications	$655	430
Total commercial and industrial modifications as a % of loan class	0.17%	0.11
Financial effects:
Weighted average term extension (months)	25	15

Commercial real estate modifications:
Term extension	$2,085	458
All other modifications and combinations	336	9
Total commercial real estate modifications	$2,421	467
Total commercial real estate modifications as a % of loan class	1.77%	0.31
Financial effects:
Weighted average term extension (months)	25	24

Payment Performance of Commercial Loan Modifications
Table 5.16 provides past due information on commercial loan modifications during the years ended December 31, 2024 and 2023, and the amount of related gross charge-offs during these periods. For loan modifications that include a payment deferral, payment performance is not included in the table below until the loan exits the deferral period and payments resume.
Table 5.16: Payment Performance of Commercial Loan Modifications

	By delinquency status				Gross charge-offs
(in millions)	Current-29 DPD	30-89 DPD	90+ DPD	Total	Year ended
December 31, 2024
Commercial and industrial	$609	35	28	672	112
Commercial real estate	2,292	94	37	2,423	13
Total commercial	$2,901	129	65	3,095	125
December 31, 2023
Commercial and industrial	$308	8	8	324	45
Commercial real estate	380	87	—	467	2
Total commercial	$688	95	8	791	47

Consumer Loan Modifications and Financial Effects
Table 5.17 presents the outstanding balance of modified consumer loans and the related financial effects of these modifications. Modified loans within the Auto and Other consumer loan classes were insignificant for the years ended December 31, 2024 and 2023, and accordingly, are excluded from the following tables and disclosures.
Loans in a trial payment period are not included in the following loan modification disclosures until the borrower has successfully completed the trial period and the loan modification is formally executed. Residential mortgage loans in a trial payment period totaled $98 million and $109 million at December 31, 2024 and 2023, respectively.
Table 5.17: Consumer Loan Modifications and Financial Effects

	Year ended December 31,
($ in millions)	2024	2023
Residential mortgage modifications (1):
Payment delay	$363	472
Term extension	35	67
Term extension and payment delay	89	88
Interest rate reduction, and term extension, and payment delay	45	80
All other modifications and combinations	39	57
Total residential mortgage modifications	$571	764
Total residential mortgage modifications as a % of loan class	0.23%	0.29
Financial effects:
Weighted average interest rate reduction	1.70%	1.65
Weighted average payments deferred (months) (2)	6	5
Weighted average term extension (years)	10.8	9.8

Credit card modifications:
Interest rate reduction	$772	459
Total credit card modifications	$772	459
Total credit card modifications as a % of loan class	1.37%	0.88
Financial effects:
Weighted average interest rate reduction	22.04%	21.63
(1)Payment delay modifications include loan modifications that defer a set amount of principal to the end of the loan term. The outstanding balance of loans with principal deferred to the end of the loan term was $344 million and $292 million for the years ended December 31, 2024 and 2023, respectively.
(2)Excludes the financial effects of loans with a set amount of principal deferred to the end of the loan term. The weighted average period of principal deferred was 24.6 years and 25.4 years for the years ended December 31, 2024 and 2023, respectively.

Payment Performance of Consumer Loan Modifications
Table 5.18 provides past due information on consumer loan modifications during the years ended December 31, 2024 and 2023, and the amount of related gross charge-offs during these periods.
Table 5.18: Payment Performance of Consumer Loan Modifications

	By delinquency status				Gross charge-offs
(in millions)	Current-29 DPD	30-89 DPD	90+ DPD	Total	Year ended
December 31, 2024
Residential mortgage (1)	$349	126	93	568	7
Credit card (2)	644	123	87	854	180
Total consumer	$993	249	180	1,422	187
December 31, 2023
Residential mortgage (1)	$460	120	180	760	9
Credit card (2)	344	68	47	459	82
Total consumer	$804	188	227	1,219	91
(1)Loan modifications in an active payment deferral are excluded. Includes loans where delinquency status was not reset to current upon exit from the deferral period.
(2)Credit card loans that are past due at the time of the modification do not become current until they have three consecutive months of payment performance.

TDR Modifications	Table 5.19 and Table 5.20 present TDR information for the period ended December 31, 2022.
Table 5.19: TDR Modifications

	Primary modification type (1)				Financial effects of modifications
($ in millions)	Principal forgiveness	Interest rate reduction	Other concessions (2)	Total	Charge- offs (3)	Weighted average interest rate reduction	Recorded investment related to interest rate reduction (4)
Year ended December 31, 2022
Commercial and industrial	$24	24	349	397	—	10.69%	$24
Commercial real estate	—	12	112	124	—	0.92	12
Lease financing	—	—	2	2	—	—	—
Total commercial	24	36	463	523	—	7.51	36
Residential mortgage	1	369	1,357	1,727	6	1.61	369
Credit card	—	311	—	311	—	20.33	311
Auto	2	7	63	72	16	4.33	7
Other consumer	—	19	3	22	1	11.48	19
Trial modifications (5)	—	—	228	228	—	—	—
Total consumer	3	706	1,651	2,360	23	10.14	706
Total	$27	742	2,114	2,883	23	10.02%	$742
(1)Amounts represent the recorded investment in loans after recognizing the effects of the TDR, if any. TDRs may have multiple types of concessions, but are presented only once in the first modification type based on the order presented in the table above. The reported amounts include loans remodified of $445 million for the year ended December 31, 2022.
(2)Other concessions include loans with payment (principal and/or interest) deferral, loans discharged in bankruptcy, loan renewals, term extensions and other interest and noninterest adjustments, but exclude modifications that also forgive principal and/or reduce the contractual interest rate.
(3)Charge-offs include write-downs of the investment in the loan in the period it is contractually modified. The amount of charge-off will differ from the modification terms if the loan has been charged down prior to the modification based on our policies. In addition, there may be cases where we have a charge-off/down with no legal principal modification.
(4)Recorded investment related to interest rate reduction reflects the effect of reduced interest rates on loans with an interest rate concession as one of their concession types, which includes loans reported as a principal primary modification type that also have an interest rate concession.
(5)Trial modifications are granted a delay in payments due under the original terms during the trial payment period. However, these loans continue to advance through delinquency status and accrue interest according to their original terms. Any subsequent permanent modification generally includes interest rate related concessions; however, the exact concession type and resulting financial effect are usually not known until the loan is permanently modified. Trial modifications for the period are presented net of previously reported trial modifications that became permanent in the current period.

Defaulted TDRs
Table 5.20: Defaulted TDRs

Recorded investment of defaults
(in millions)	Year ended December 31, 2022
Commercial and industrial	$55
Commercial real estate	14
Total commercial	69
Residential mortgage	142
Credit card	43
Auto	21
Other consumer	2
Total consumer	208
Total	$277